13003505

Craig A. Gray
Managing Director
Corporate Compliance

NYSE REGULATION

Received SEC

OCT 10 2013

Washington, DC 20549

October 10, 2013

Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

001-35505

Re: Empire State Realty OP, L.P.
CIK: 0001553079
SEC File No.: 001-36106
Form Type: 8-A12B
Filing Date: 10/10/2013

CERTARCA

To Whom it May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Series ES Operating Partnership Units Representing Limited Partnership Interests
Series 60 Operating Partnership Units Representing Limited Partnership Interests
Series 250 Operating Partnership Units Representing Limited Partnership Interests

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5839. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Managing Director, Listing Compliance

100 S. Wacker Drive, Chicago IL 60606 T +1 312 442 7832 cgray@nyx.com